PENSION PLAN - Actuarial Gains and Losses Recognized in OCI (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	CAD (26)	CAD (21)
Actuarial gain (loss) arising from
Demographic assumptions	0	(1)
Financial assumptions	(4)	(5)
Experience adjustments	1	(3)
Return on plan assets excluding interest income	6	4
Recognized during the period after tax	3	(5)
Net defined benefit liability (asset), ending balance	(23)	(26)
Registered Plan
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(7)	(6)
Registered Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(25)	(20)
Actuarial gain (loss) arising from
Demographic assumptions		(1)
Financial assumptions	(4)	(5)
Experience adjustments	1	(3)
Return on plan assets excluding interest income	6	4
Recognized during the period after tax	3	(5)
Net defined benefit liability (asset), ending balance	(22)	(25)
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(1)	(1)
Actuarial gain (loss) arising from
Demographic assumptions
Financial assumptions
Experience adjustments
Return on plan assets excluding interest income
Recognized during the period after tax	0
Net defined benefit liability (asset), ending balance	CAD (1)	CAD (1)